Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
Borrowed Funds [Text Block]

NOTE 8 - Borrowed Funds

At year end, borrowed funds are summarized below:

	(Dollars in thousands)
	2011	2010
Fixed rate advances from the FHLB	31,000	24,000
Putable advances from the FHLB	5,000	5,000
Line of credit from the FHLB	-	3,248
Other	618	296
Total	$36,618	$32,544

At December 31, 2011, scheduled maturities of borrowed funds were as follows:

(Dollars in thousands)
2012	$5,618
2013	14,000
2014	8,000
2015	4,000
2016	5,000
Total	$36,618

Repurchase agreements generally mature within one year and are secured by U.S. government and U.S agency securities, under the Bancorp’s control. At year end, information concerning these retail repurchase agreements is summarized below:

	(Dollars in thousands)
	2011	2010
Ending balance	$15,395	$16,074
Average balance during the year	20,767	19,469
Maximum month-end balance during the year	24,258	22,369
Securities underlying the agreements at year end:
Carrying value	26,622	24,484
Fair value	26,622	24,915
Average interest rate during the year	0.51%	0.92%
Average interest rate at year end	0.43%	0.70%

At year-end, advances from the Federal Home Loan Bank were as follows:

	(Dollars in thousands)
	2011	2010
Fixed rate advances, maturing June 2012 through
December 2016 at rates from 0.49% to 2.65%;
average rate: 2011 – 1.95%; 2010 – 2.47%	$31,000	$24,000
Putable advance, maturing February 2013 at a fixed rate of 2.62%	5,000	5,000

Fixed rate advances are payable at maturity, with a prepayment penalty. Putable advances are fixed for a period of one to three years and then may adjust quarterly to the three-month London Interbank Offered Rate until maturity. Once the putable advance interest rate adjusts, the Bancorp has the option to prepay the advance on specified quarterly interest rate reset dates. The advances were collateralized by mortgage loans totaling approximately $163,534,000 and $148,935,000 at December 31, 2011 and 2010, respectively. In addition to the fixed rate and putable advances, the Bancorp maintains a $10,000,000 million line of credit with the Federal Home Loan Bank of Indianapolis. The outstanding balance on the line of credit was $0 and approximately $3,248,000 million at December 31, 2011 and 2010, respectively.

Other borrowings at December 31, 2011 and 2010 include Treasury, Tax and Loan and reclassified bank balances.